RiverPark Large Growth Fund June 30, 2026 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.1%**
Communication Services – 16.2%
Alphabet, Cl A	4,006	$1,432
Alphabet, Cl C	4,042	1,428
Meta Platforms, Cl A	3,575	2,014
Netflix *	21,061	1,504
Space Exploration Technologies, Cl A *	901	154
Walt Disney	10,748	1,034
		7,566
Consumer Discretionary – 11.5%
Amazon.com *	11,825	2,818
Booking Holdings	5,589	996
McDonald's	1,650	446
Starbucks	9,339	955
Tesla *	359	151
		5,366
Consumer Staples – 3.4%
Costco Wholesale	1,216	1,137
PepsiCo	3,227	437
		1,574
Financials – 12.2%
Blackstone	8,295	976
Charles Schwab	13,293	1,227
KKR	10,488	963
Mastercard, Cl A	2,497	1,282
Visa, Cl A	3,699	1,269
		5,717
Health Care – 10.3%
Eli Lilly	2,147	2,575
Intuitive Surgical *	2,599	1,034
UnitedHealth Group	2,914	1,211
		4,820
Industrials – 3.9%
Lockheed Martin	878	447
Uber Technologies *	19,083	1,377
		1,824
Information Technology – 39.6%
Apple	10,099	2,922
Applied Materials	4,216	3,048
Autodesk *	2,401	467
CoreWeave, Cl A *	5,637	561
Datadog, Cl A *	3,965	1,032
Intuit	1,256	328
Microsoft	6,587	2,457

Description	Shares	Value (000)
NVIDIA	13,731	$2,748
ServiceNow *	8,032	797
Shopify, Cl A *	12,934	1,477
Taiwan Semiconductor Manufacturing ADR	5,676	2,711
		18,548
Total Common Stock
(Cost $20,945) (000)		45,415

Total Investments — 97.1%
(Cost $20,945) (000)		$45,415

Percentages are based on Net Assets of $46,775 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

RPF-QH-001-3100

Wedgewood Fund June 30, 2026 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.3%
Communication Services – 17.0%
Alphabet, Cl A	6,570	$2,348
Meta Platforms, Cl A	3,935	2,216
		4,564
Consumer Discretionary – 21.0%
Amazon.com *	8,692	2,072
Booking Holdings	6,900	1,230
Hermes International SCA ADR	4,186	766
O'Reilly Automotive *	8,865	816
Toll Brothers	4,658	768
		5,652
Financials – 16.3%
Chubb	3,528	1,202
Progressive	5,576	1,218
S&P Global	1,625	662
Visa, Cl A	3,801	1,304
		4,386
Health Care – 2.9%
Edwards Lifesciences *	8,737	790

Industrials – 10.6%
Copart *	22,967	647
Old Dominion Freight Line	5,733	1,242
United Rentals	843	955
		2,844
Information Technology – 28.5%
Apple	6,767	1,958
Microsoft	4,576	1,707
Motorola Solutions	3,397	1,411
Taiwan Semiconductor Manufacturing ADR	5,377	2,568
		7,644
Total Common Stock
(Cost $14,541) (000)		25,880

Total Investments — 96.3%
(Cost $14,541) (000)		$25,880

Percentages are based on Net Assets of $26,868 (000).
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

RPF-QH-001-3100

RiverPark Short Term High Yield Fund June 30, 2026 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 56.4%
Automotive – 5.8%
Dealer Tire
8.000%, 02/01/28 (a)		28,518	$28,628

Communication Services – 10.8%
Live Nation Entertainment
6.500%, 05/15/27 (a)		2,025	2,027
Shutterfly Finance
8.500%, 10/01/27 (a)		14,025	14,025
Sirius XM Radio
3.125%, 09/01/26 (a)		37,131	37,031
			53,083
Consumer Discretionary – 11.0%
B&G Foods
5.250%, 09/15/27		14,225	14,287
Ford Motor
4.346%, 12/08/26		2,709	2,705
Ford Motor Credit
5.125%, 11/05/26		4,750	4,756
2.700%, 08/10/26		4,630	4,620
Getty Images
14.000%, 03/01/28 (a)		3,220	2,830
MGM Resorts International
5.500%, 04/15/27		1,716	1,719
4.625%, 09/01/26		1,881	1,879
Taylor Morrison Communities
5.750%, 01/15/28 (a)		9,240	9,348
Travel + Leisure
6.000%, 04/01/27		11,924	11,948
			54,092
Consumer Staples – 3.2%
Darling Ingredients
5.250%, 04/15/27 (a)		15,648	15,645

Energy – 0.1%
TransCanada Trust
5.875%, 08/15/76		608	608

Financials – 2.7%
Mutares & KGaA
10.791%, EUR003M + 8.500%, 03/31/27 (b)	EUR	500	581

Description		Face Amount (000)‡/Shares	Value (000)
Starwood Property Trust
4.375%, 01/15/27 (a)		1,630	$1,631
3.625%, 07/15/26 (a)		11,309	11,300
			13,512
Health Care – 3.0%
Cannabist Holdings
9.250%, 12/31/28 (c) (d)		5,305	2,414
IQVIA
5.000%, 10/15/26 (a)		12,435	12,435
			14,849
Industrials – 11.8%
Korn Ferry
4.625%, 12/15/27 (a)		12,942	12,885
SS&C Technologies
5.500%, 09/30/27 (a)		13,421	13,425
Tutor Perini
11.875%, 04/30/29 (a)		29,202	31,829
			58,139
Information Technology – 4.6%
B3 Consulting Group
7.012%, STIB3M + 5.000%, 06/24/27 (b)	SEK	10,000	1,046
Gen Digital
6.750%, 09/30/27 (a)		12,223	12,269
Go Daddy Operating
5.250%, 12/01/27 (a)		671	671
VMware
1.400%, 08/15/26		8,888	8,854
			22,840
Materials – 3.4%
Crown Americas
4.250%, 09/30/26		16,500	16,505

Total Corporate Obligations
(Cost $281,212) (000)			277,901

Special Purpose Acquisition Companies — 18.5%
Common Stock– 18.5%
Diversified Financials – 18.5%
Agriculture & Natural Solutions Acquisition *		436,550	4,955
Alpex Acquisition *		475,000	4,759
Andretti Acquisition II, Cl A *		266,868	2,869
Cantor Equity Partners I, Cl A *		487,991	5,223
Churchill Capital IX *		492,927	5,368

RiverPark Short Term High Yield Fund June 30, 2026 (Unaudited)

Description	Face Amount (000)‡/Shares	Value (000)
Digital Asset Acquisition, Cl A *	137,478	$1,427
Fifth Era Acquisition I, Cl A *	650,000	6,773
FortuneX Acquisition *	175,000	1,759
GalaxyEdge Acquisition *	156,282	1,553
Hennessy Capital Investment VII *	475,322	4,967
Inflection Point Acquisition III, Cl A *	960,944	9,917
Kochav Defense Acquisition, Cl A *	525,005	5,444
Launch One Acquisition *	408,519	4,436
M3-Brigade Acquisition V, Cl A *	294,172	3,186
Plum Acquisition Corp III, Founder Shares * (c)	45,106	—
Roman DBDR Acquisition II *	282,500	2,978
Siddhi Acquisition, Cl A *	300,000	3,120
Silverbox IV, Cl A *	678,613	7,336
Sizzle Acquisition II, Cl A *	690,800	7,160
Soulpower Acquisition, Cl A *	746,140	7,723
		90,953
Total Special Purpose Acquisition Companies
(Cost $89,568) (000)		90,953

Commercial Paper — 15.7%
Automotive – 2.4%
Genuine
4.529%, 07/06/26 (e)	12,000	11,992

Communication Services – 2.3%
Telus
4.531%, 10/13/26 (e)	11,239	11,093

Consumer Discretionary – 1.8%
Keurig Dr Pepper
4.384%, 07/13/26 (e)	9,000	8,986

Health Care – 2.0%
HCA
4.463%, 10/08/26 (e)	10,000	9,876

Industrials – 0.4%
Triton International
4.324%, 07/13/26 (e)	2,000	1,997

Information Technology – 4.8%
Jabil
4.334%, 08/19/26 (e)	10,000	9,940
Oracle
4.501%, 09/16/26 (e)	13,850	13,718
		23,658

Description	Face Amount (000)‡/Shares	Value (000)
Telecommunications – 2.0%
Videotron
4.345%, 07/16/26 (e)	10,000	$9,981

Total Commercial Paper
(Cost $77,595) (000)		77,583

Bank Loan Obligations — 5.9%
Automotive – 1.9%
Marelli North America, Inc., New Money Loan
11.621%, 12/31/26	9,300	9,254

Lodging & Casinos – 3.0%
888 Holdings PLC, Facility B
9.019%, 07/03/28	14,984	14,920

Oil & Gas – 1.0%
Sable Offshore Corp., Loan
15.000%, 12/15/28	4,830	4,685

Total Bank Loan Obligations
(Cost $29,226) (000)		28,859

Convertible Bond — 3.4%
Communication Services – 3.4%
Ziff Davis
1.750%, 11/01/26	16,800	16,654

Total Convertible Bond
(Cost $16,639) (000)		16,654

Common Stock — 0.0%
Health Care – 0.0%
Cannabist Holdings * (c)	3,771,376	—

Total Common Stock
(Cost $–) (000)		—

Total Investments — 99.9%
(Cost $494,240) (000)		$491,950

RiverPark Short Term High Yield Fund June 30, 2026 (Unaudited)

Percentages are based on Net Assets of $492,363 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2026, these securities amounted to $205,979 (000) or 41.8% of Net Assets.
(b)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. As of June 30, 2026, the total amount of Level 3 securities held by the Fund was $2,414 (000).
(d)	Security in default on interest payments.
(e)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2026, is as follows (000):
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	07/27/26	SEK	10,077	USD	1,038	$(3)
Brown Brothers Harriman	07/27/26	EUR	521	USD	593	(3)
						$(6)

Cl — Class
EUR — Euro
EUR003M — Three-Month Euribor
SEK — Swedish Krona
STIB3M — Three Month Stockholm Interbank Offered Rate
USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

RPF-QH-001-3100

RiverPark Long/Short Opportunity Fund June 30, 2026 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.5%**
Communication Services – 15.7%
Alphabet, Cl A	2,457	$878
Alphabet, Cl C	2,479	876
Meta Platforms, Cl A	1,629	917
Netflix *	10,414	744
Space Exploration Technologies, Cl A *	507	87
Walt Disney	6,312	607
		4,109
Consumer Discretionary – 10.6%
Amazon.com *	5,134	1,224
Booking Holdings	3,147	561
McDonald's	1,315	356
Starbucks	5,533	565
Tesla *	202	85
		2,791
Consumer Staples – 3.6%
Costco Wholesale	701	656
PepsiCo	2,224	301
		957
Financials – 11.7%
Blackstone	4,444	523
Charles Schwab	7,756	716
KKR	5,714	524
Mastercard, Cl A	1,270	652
Visa, Cl A	1,886	647
		3,062
Health Care – 10.2%
Eli Lilly	1,151	1,381
Intuitive Surgical *	1,511	601
UnitedHealth Group	1,665	692
		2,674
Industrials – 5.0%
Lockheed Martin	658	335
Lyft, Cl A *	16,331	239
Uber Technologies *	10,093	728
		1,302
Information Technology – 39.7%
Apple	5,753	1,665
Applied Materials	2,179	1,575
Autodesk *	1,452	282
CoreWeave, Cl A *	3,494	348
Datadog, Cl A *	2,115	551
Intuit	745	194

Description	Shares	Value (000)
Microsoft	3,959	$1,477
NVIDIA	8,324	1,665
ServiceNow *	5,035	500
Shopify, Cl A *	6,723	768
Taiwan Semiconductor Manufacturing ADR	2,902	1,386
		10,411
Total Common Stock
(Cost $11,869) (000)		25,306

Total Investments — 96.5%
(Cost $11,869) (000)		$25,306

RiverPark Long/Short Opportunity Fund June 30, 2026 (Unaudited)

A list of open swap agreements held by the Fund at June 30, 2026 was as follows:

Total Return Swaps

Short Exposure
Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Apprecation/ (Depreciation) (000)†
Applovin, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	$(127)	$(135)	$(8)
Aramark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/21/2027	(162)	(201)	(39)
Ares Management, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/23/2027	(210)	(185)	25
Capital One Financial Corp	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/14/2027	(147)	(160)	(13)
Carnival	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(124)	(138)	(14)
Colgate-Palmolive	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(124)	(127)	(3)
Docusign	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(228)	(214)	14
Expedia Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/21/2026	(181)	(210)	(29)
Expeditors International Of Washington, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/14/2027	(207)	(234)	(27)
Fastenal Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/14/2027	(227)	(238)	(11)
Hilton Worldwide Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/20/2027	(117)	(129)	(12)
Hyatt Hotels, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/20/2027	(93)	(123)	(30)
Illumina	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/18/2026	(78)	(138)	(60)
Industrial Select Sector SPDR ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/13/2027	(377)	(396)	(19)
Iron Mountain	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(121)	(143)	(22)
iShares MSCI Eurozone ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	10/06/2026	(554)	(648)	(94)
Marriott International, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(120)	(137)	(17)
Match Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/17/2026	(198)	(231)	(33)
Monster Beverage	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/20/2027	(119)	(153)	(34)
Ringcentral, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/26/2027	(197)	(197)	—
Salesforce	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/19/2027	(291)	(215)	76
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-1.35%	Maturity	10/16/2026	(557)	(548)	9
Synchrony Financial	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/14/2027	(180)	(194)	(14)
Texas Roadhouse	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/14/2027	(188)	(223)	(35)
United Airlines Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(122)	(179)	(57)
Walmart	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(119)	(109)	10
						$(5,168)	$(5,605)	$(437)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.

†	Inclusive of accrued dividends and interest related to Total Return Swaps.

Percentages are based on Net Assets of $26,210 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
SOFR — Secured Overnight Financing Rate
SPDR — Standard & Poor’s Depository Receipt
S&P — Standard & Poor’s
USD — United States Dollar

RPF-QH-001-3100

RiverPark Floating Rate CMBS Fund June 30, 2026 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 89.1%
Non-Agency Mortgage-Backed Obligations – 89.1%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B
5.667%, TSFR1M + 2.041%, 07/15/41 (a) (b)	2,000	$2,005
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C
5.617%, TSFR1M + 1.992%, 10/15/34 (a) (b)	2,000	2,010
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl A
4.968%, TSFR1M + 1.342%, 03/15/41 (a) (b)	761	762
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl C
5.375%, TSFR1M + 1.750%, 11/15/42 (a) (b)	1,733	1,737
BX Commercial Mortgage Trust, Ser 2026-VLT9, Cl A
5.325%, TSFR1M + 1.700%, 03/15/45 (a) (b)	1,500	1,499
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
5.267%, TSFR1M + 1.641%, 05/15/41 (a) (b)	1,170	1,171
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl B
5.175%, TSFR1M + 1.550%, 08/15/42 (a) (b)	1,400	1,401
BX Trust, Ser 2022-IND, Cl E
7.612%, TSFR1M + 3.987%, 04/15/37 (a) (b)	1,400	1,403
BX Trust, Ser 2024-VLT4, Cl C
5.766%, TSFR1M + 2.140%, 06/15/41 (a) (b)	1,385	1,385
BX Trust, Ser 2025-LUNR, Cl B
5.475%, TSFR1M + 1.850%, 06/15/40 (a) (b)	1,557	1,560
BX Trust, Ser 2025-DIME, Cl C
5.375%, TSFR1M + 1.750%, 02/15/35 (a) (b)	2,000	1,988
BX Trust, Ser 2025-VOLT, Cl A
5.325%, TSFR1M + 1.700%, 12/15/44 (a) (b)	2,000	2,002
BX Trust, Ser 2024-CNYN, Cl A
5.067%, TSFR1M + 1.442%, 04/15/41 (a) (b)	1,384	1,386

Description	Face Amount (000)	Value (000)
Fashion Show Mall, Ser 2024-SHOW, Cl A
5.274%, 10/10/41 (b)	1,000	$1,003
MHP, Ser 2021-STOR, Cl F
5.941%, TSFR1M + 2.314%, 07/15/38 (a) (b)	1,500	1,499
National Commercial Mortgage Trust, Ser 2026-IND, Cl B
5.225%, TSFR1M + 1.600%, 06/15/43 (a) (b)	2,000	2,003
NXPT Commercial Mortgage Trust, Ser 2024-STOR, Cl C
5.150%, 11/05/41 (b)	800	788
PLYM Commercial Mortgage Trust, Ser 2026-IND, Cl D
5.775%, TSFR1M + 2.150%, 03/15/43 (a) (b)	2,000	2,001
SCG Commercial Mortgage Trust, Ser 2025-FLWR, Cl C
5.375%, TSFR1M + 1.750%, 08/15/42 (a) (b)	1,200	1,201
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl D
6.267%, TSFR1M + 2.641%, 02/15/42 (a) (b)	1,500	1,485

Total Commercial Mortgage-Backed Securities
(Cost $30,269) (000)		30,289

Total Investments — 89.1%
(Cost $30,269) (000)		$30,289

Percentages are based on Net Assets of $33,990 (000).
(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2026, these securities amounted to $30,289 (000) or 89.1% of Net Assets.

RiverPark Floating Rate CMBS Fund June 30, 2026 (Unaudited)

Cl — Class
Ser — Series
TSFR1M — Term Secured Overnight Finance Rate 1-Month

RPF-QH-001-3100

RiverPark/Next Century Growth Fund June 30, 2026 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.8%**
Consumer Discretionary – 10.1%
Cava Group *	653	$51
Dutch Bros, Cl A *	2,605	187
Global-e Online *	7,895	274
Lincoln Educational Services *	7,325	366
Ollie's Bargain Outlet Holdings *	898	69
Universal Technical Institute *	6,317	270
		1,217
Consumer Staples – 1.4%
Mama's Creations *	9,779	175

Financials – 1.1%
Paymentus Holdings, Cl A *	5,463	132

Health Care – 21.6%
Alignment Healthcare *	17,887	426
Axogen *	6,216	287
Billiontoone, Cl A *	2,415	290
Glaukos *	368	52
Guardant Health *	1,991	299
HeartFlow *	4,774	140
iRhythm Holdings *	1,335	159
Kestra Medical Technologies *	3,138	80
Ligand Pharmaceuticals *	1,368	432
Mirum Pharmaceuticals *	2,865	335
Vericel *	2,584	115
		2,615
Industrials – 39.2%
AAON	1,408	179
Astronics *	5,334	433
Astronics, Cl B *	1,099	84
Carpenter Technology	499	308
Dpc Holdings *	2,450	120
EquipmentShare.com, Cl A *	3,046	60
Forgent Power Solutions, Cl A *	5,886	329
FTAI Aviation	1,112	301
Innodata *	2,042	154
Karman Holdings *	2,097	105
Knight-Swift Transportation Holdings, Cl A	4,743	369
Loar Holdings *	1,540	124
Modine Manufacturing *	523	140
MYR Group *	447	224
Park Aerospace	4,249	162

Description	Shares	Value (000)
Planet Labs PBC *	1,944	$64
RBC Bearings *	469	302
Saia *	758	319
StandardAero *	3,219	96
Sterling Infrastructure *	308	259
Terex	1,078	78
Xometry, Cl A *	5,496	530
		4,740
Information Technology – 21.4%
Aehr Test Systems *	2,630	253
Agilysys *	2,334	244
Applied Optoelectronics *	640	95
Braze, Cl A *	5,044	109
DigitalOcean Holdings *	926	146
IPG Photonics *	2,015	236
JFrog *	2,952	268
Lattice Semiconductor *	1,807	276
MACOM Technology Solutions Holdings *	725	276
MaxLinear, Cl A *	1,197	153
SiTime *	307	229
Ultra Clean Holdings *	2,112	301
		2,586
Materials – 2.0%
Almonty Industries *	9,661	160
MP Materials *	1,571	88
		248
Total Common Stock
(Cost $7,302) (000)		11,713

Total Investments — 96.8%
(Cost $7,302) (000)		$11,713

Percentages are based on Net Assets of $12,102 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

Cl — Class

RPF-QH-001-3100

RiverPark/Next Century Large Growth Fund June 30, 2026 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 95.0%
Communication Services – 12.0%
Alphabet, Cl A	978	$350
Meta Platforms, Cl A	126	71
Roku, Cl A *	335	46
		467
Consumer Discretionary – 2.0%
Amazon.com *	164	39
Tesla *	90	38
		77
Consumer Staples – 0.9%
Costco Wholesale	36	34

Financials – 7.7%
Goldman Sachs Group	126	127
Mastercard, Cl A	83	43
Robinhood Markets, Cl A *	598	60
Visa, Cl A	207	71
		301
Health Care – 4.1%
Guardant Health *	763	114
Insmed *	431	46
		160
Industrials – 25.3%
Axon Enterprise *	83	47
Bloom Energy, Cl A *	96	29
Caterpillar	81	86
FTAI Aviation	351	95
GE Vernova	54	64
General Electric	385	144
Howmet Aerospace	433	116
Quanta Services	79	57
RBC Bearings *	185	119
Saia *	266	112
Sterling Infrastructure *	39	33
Vertiv Holdings, Cl A	249	83
		985
Information Technology – 43.0%
Advanced Micro Devices *	168	98
Apple	852	246
Applied Materials	179	129
AppLovin, Cl A *	64	33
Arista Networks *	246	42
ASML Holding, Cl G	22	44
Broadcom	489	185

Description	Shares	Value (000)
Coherent *	138	$54
Crowdstrike Holdings, Cl A *	144	110
DigitalOcean Holdings *	114	18
MACOM Technology Solutions Holdings *	129	49
Marvell Technology	124	37
Microsoft	359	134
NVIDIA	1,864	373
Seagate Technology Holdings	47	45
Shopify, Cl A *	649	74
		1,671
Total Common Stock
(Cost $2,596) (000)		3,695

Total Investments — 95.0%
(Cost $2,596) (000)		$3,695

Percentages are based on Net Assets of $3,891 (000).
*	Non-income producing security.

Cl — Class

RPF-QH-001-3100